________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust






                               SEMI-ANNUAL REPORT


                     FOR THE PERIOD ENDED NOVEMBER 30, 2001





                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 67.01%

      Apparel Manufacturing - 0.79%
        (a)Jones Apparel Group, Inc. .............................................                    2,050               $   64,001
                                                                                                                          ----------

      Beverages - 10.69%
           The Coca-Cola Company .................................................                   18,450                  866,412
                                                                                                                          ----------

      Building Materials - 0.46%
           Lowe's Companies, Inc. ................................................                      560                   25,374
           USG Corporation .......................................................                    2,400                   12,264
                                                                                                                          ----------
                                                                                                                              37,638
                                                                                                                          ----------
      Chemicals - 0.45%
           Great Lakes Chemical Corporation ......................................                    1,510                   36,874
                                                                                                                          ----------

      Commercial Services - 3.09%
           First American Corporation ............................................                    5,600                   99,960
           H&R Block, Inc. .......................................................                    1,080                   43,027
           Moody's Corporation ...................................................                    3,100                  107,477
                                                                                                                          ----------
                                                                                                                             250,464
                                                                                                                          ----------
      Computer Software & Services - 0.45%
           First Data Corporation ................................................                      500                   36,620
                                                                                                                          ----------

      Cosmetics & Personal Care - 2.83%
           The Gillette Company ..................................................                    7,030                  229,881
                                                                                                                          ----------

      Financial - Banks, Money Center - 4.01%
           Citigroup Inc. ........................................................                      345                   16,526
           MGIC Investment Corporation ...........................................                    1,350                   78,975
           Wells Fargo Company ...................................................                    5,350                  229,408
                                                                                                                          ----------
                                                                                                                             324,909
                                                                                                                          ----------
      Financial Services - 5.54%
           American Express Company ..............................................                   12,950                  426,184
           SunTrust Banks, Inc. ..................................................                      360                   22,774
                                                                                                                          ----------
                                                                                                                             448,958
                                                                                                                          ----------
      Insurance - Life & Health - 5.26%
           AFLAC, INCORPORATED ...................................................                    3,300                   90,420
           Brown & Brown .........................................................                    5,000                  145,600
           CIGNA Corporation .....................................................                      800                   72,984
           Torchmark Corporation .................................................                    2,980                  117,829
                                                                                                                          ----------
                                                                                                                             426,833
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Multiline - 15.24%
           Ambac Financial Group, Inc. ...........................................                    2,100               $  117,495
           American International Group, Inc. ....................................                    2,185                  180,044
           American National Insurance Company ...................................                    1,100                   86,922
           Arthur J. Gallagher & Co. .............................................                    4,200                  153,300
           Loews Corporation .....................................................                    2,300                  130,709
           PartnerRe Ltd. ........................................................                    2,375                  122,194
           RenaissanceRE Holdings Ltd. ...........................................                    1,650                  163,119
           The Chubb Corporation .................................................                      700                   49,042
           The PMI Group, Inc. ...................................................                    1,600                  101,040
           The St. Paul Companies, Inc. ..........................................                    2,300                  108,376
           Willis Group Holdings Limited .........................................                    1,000                   23,680
                                                                                                                          ----------
                                                                                                                           1,235,921
                                                                                                                          ----------
      Insurance - Property & Casualty - 7.94%
           Everest Re Group, Ltd. ................................................                    2,675                  191,129
           Fidelity National Financial, Inc. .....................................                    5,170                  117,411
           The Progressive Corporation ...........................................                      850                  124,550
           Wesco Financial Corporation ...........................................                      300                   97,800
           White Mountains Insurance Group Ltd. ..................................                       60                   20,100
           XL Capital Ltd. .......................................................                    1,000                   92,900
                                                                                                                          ----------
                                                                                                                             643,890
                                                                                                                          ----------
      Metal Fabrication & Hardware - 0.09%
        (a)Mueller Industries, Inc. ..............................................                      240                    7,692
                                                                                                                          ----------

      Packaging & Containers - 0.22%
        (a)Sealed Air Corporation ................................................                      382                   17,469
                                                                                                                          ----------

      Publishing - Newspapers - 0.94%
           Gannett Co., Inc. .....................................................                      228                   15,819
           The Washington Post ...................................................                      118                   60,268
                                                                                                                          ----------
                                                                                                                              76,087
                                                                                                                          ----------
      Real Estate Investment Trusts - 0.82%
           HRPT Properties Trust .................................................                      375                    3,157
           Tanger Factory Outlet Centers, Inc. ...................................                    1,350                   28,539
           Town & Country Trust ..................................................                    1,650                   34,980
                                                                                                                          ----------
                                                                                                                              66,676
                                                                                                                          ----------
      Retail - Apparel - 0.10%
           The Gap, Inc. .........................................................                      600                    7,896
                                                                                                                          ----------

      Retail - Specialty Line - 1.52%
           The Sherwin-Williams Company ..........................................                    4,400                  123,156
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 0.37%
           Shaw Communications Inc. ..............................................                    1,437               $   30,005
                                                                                                                          ----------

      Textiles - 3.39%
        (a)Mohawk Industries, Inc. ...............................................                    6,000                  275,100
                                                                                                                          ----------

      Transportation - Miscellaneous - 1.12%
           GATX Corporation ......................................................                    3,212                   90,482
                                                                                                                          ----------

      Utilities - Energy - 1.69%
           Duke Energy Corporation ...............................................                      900                   32,535
           FPL Group, Inc. .......................................................                    1,025                   56,744
           Xcel Energy, Inc. .....................................................                    1,750                   47,897
                                                                                                                          ----------
                                                                                                                             137,176
                                                                                                                          ----------

           Total Common Stocks (Cost $4,895,267) ..........................................................                5,434,140
                                                                                                                          ----------

INVESTMENT COMPANIES - 9.01%

      Evergreen Money Market Institutional Money .................................                  365,227                  365,227
           Market Fund Institutional Service Shares
      Evergreen Money Market Treasury Institutional Money ........................                  365,226                  365,226
           Market Fund Institutional Select Shares                                                                        ----------

           Total Investment Companies (Cost $730,453) .....................................................                  730,453
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest              Maturity
                                                      Principal                Rate                  Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 14.79%

      United States Treasury Bill .................  $1,203,000               0.000%               01/24/02                1,199,716
           (Cost $1,199,716)                                                                                              ----------


Total Value of Investments (Cost $6,825,436 (b)) .................................                    90.81 %             $7,364,309
Other Assets Less Liabilities ....................................................                     9.19 %                745,022
                                                                                                     ------               ----------
      Net Assets .................................................................                   100.00 %             $8,109,331
                                                                                                     ======               ==========

      (a)  Non-income producing investment.
      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................              $  988,305
           Unrealized depreciation ........................................................................                (449,432)
                                                                                                                         ----------

                      Net unrealized appreciation .........................................................              $  538,873
                                                                                                                         ==========


See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2001
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $6,825,436) ..........................................................                $ 7,364,309
      Cash .............................................................................................                    697,997
      Income receivable ................................................................................                     10,723
      Receivable for fund shares sold ..................................................................                     24,249
      Due from advisor (note 2) ........................................................................                     13,417
      Other assets .....................................................................................                     10,111
                                                                                                                        -----------

           Total assets ................................................................................                  8,120,806
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     11,475
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 8,109,331
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 7,738,518
      Accumulated net investment loss ..................................................................                    (10,557)
      Accumulated net realized loss on investments .....................................................                   (157,503)
      Net unrealized appreciation on investments .......................................................                    538,873
                                                                                                                        -----------
                                                                                                                        $ 8,109,331
                                                                                                                        ===========
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($3,470,216 / 324,848 shares) ...............................................................                $     10.68
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,634,587 / 152,570 shares) ...............................................................                $     10.71
                                                                                                                        ===========
      Maximum offering price per share (100 / 94.25 of $10.71) .........................................                $     11.36
                                                                                                                        ===========

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($1,784,681 / 166,728 shares) ...............................................................                $     10.70
                                                                                                                        ===========

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($1,219,847 / 113,572 shares) ...............................................................                $     10.74
                                                                                                                        ===========











See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 2001
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ........................................................................................              $  15,568
           Dividends .......................................................................................                 51,955
                                                                                                                          ---------

               Total income ................................................................................                 67,523
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 18,604
           Fund administration fees (note 2) ...............................................................                  4,651
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  1,717
           Distribution and service fees - Class B Shares (note 3) .........................................                  8,680
           Distribution and service fees - Class C Shares (note 3) .........................................                  5,676
           Custody fees ....................................................................................                  2,202
           Registration and filing administration fees (note 2) ............................................                  5,909
           Fund accounting fees (note 2) ...................................................................                 27,000
           Audit fees ......................................................................................                  6,534
           Legal fees ......................................................................................                 12,827
           Securities pricing fees .........................................................................                  2,476
           Shareholder servicing fees ......................................................................                    372
           Shareholder recordkeeping fees ..................................................................                 18,000
           Other accounting fees (note 2) ..................................................................                  7,350
           Shareholder servicing expenses ..................................................................                  2,747
           Registration and filing expenses ................................................................                  6,004
           Printing expenses ...............................................................................                  3,661
           Trustee fees and meeting expenses ...............................................................                  1,788
           Other operating expenses ........................................................................                  2,072
                                                                                                                          ---------

               Total expenses ..............................................................................                138,270
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                (41,586)
                    Investment advisory fees waived (note 2) ...............................................                (18,604)
                                                                                                                          ---------

               Net expenses ................................................................................                 78,080
                                                                                                                          ---------

                    Net investment loss ....................................................................                (10,557)
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .......................................................               (231,400)
      Increase in unrealized appreciation on investments ...................................................                102,489
                                                                                                                          ---------

           Net realized and unrealized loss on investments .................................................               (128,911)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ........................................              $(139,468)
                                                                                                                          =========



See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended       Year ended
                                                                                                     November 30,         May 31,
                                                                                                       2001 (a)            2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment (loss) income ...............................................                $   (10,557)       $    67,158
         Net realized (loss) gain from investment transactions ......................                   (231,400)           133,782
         Increase in unrealized appreciation on investments .........................                    102,489            316,006
                                                                                                     -----------        -----------
              Net (decrease) increase in net assets resulting from operations .......                   (139,468)           516,946
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares .........................                          0            (46,816)
         Net investment income - Investor Class Shares ..............................                          0             (8,233)
         Net investment income - Class B Shares .....................................                          0            (10,164)
         Net investment income - Class C Shares .....................................                          0             (2,176)
                                                                                                     -----------        -----------
              Decrease in net assets resulting from distributions ...................                          0            (67,389)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .......                  1,046,833          2,044,116
                                                                                                     -----------        -----------

                     Total increase in net assets ...................................                    907,365          2,493,673

NET ASSETS
     Beginning of period ............................................................                  7,201,966          4,708,293
                                                                                                     -----------        -----------

     End of period ..................................................................                $ 8,109,331        $ 7,201,966
                                                                                                     ===========        ===========

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                        Period ended                           Year ended
                                                                    November 30, 2001 (a)                     May 31, 2001
                                                                  Shares             Value              Shares             Value
                                                               ---------------------------------------------------------------------
--------------------------------------------------------
               INSTITUTIONAL CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            31,689        $   331,705             15,229        $   164,250
Shares issued for reinvestment of distributions ........                 0                  0              4,121             46,817
Shares redeemed ........................................                (4)               (45)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            31,685        $   331,660             19,350        $   211,067
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                 INVESTOR CLASS SHARES
--------------------------------------------------------
Shares sold ............................................            81,344        $   860,002             91,367        $   981,729
Shares issued for reinvestment of distributions ........                 0                  0                620              7,097
Shares redeemed ........................................           (44,421)          (435,451)           (42,417)          (438,259)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            36,923        $   424,551             49,570        $   550,567
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS B SHARES
--------------------------------------------------------
Shares sold ............................................            64,465        $   684,274             96,792        $ 1,011,560
Shares issued for reinvestment of distributions ........                 0                  0                445              5,128
Shares redeemed ........................................           (62,987)          (639,737)           (49,119)          (527,706)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................             1,478        $    44,537             48,118        $   488,982
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    CLASS C SHARES
--------------------------------------------------------
Shares sold ............................................            25,455        $   271,595             74,463        $   808,411
Shares issued for reinvestment of distributions ........                 0                  0                191              2,176
Shares redeemed ........................................            (2,380)           (25,510)            (1,525)           (17,087)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            23,075        $   246,085             73,129        $   793,500
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                     FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................           202,953        $ 2,147,576            277,851        $ 2,965,950
Shares issued for reinvestment of distributions ........                 0                  0              5,377             61,218
Shares redeemed ........................................          (109,792)        (1,100,743)           (93,061)          (983,052)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            93,161        $ 1,046,833            190,167        $ 2,044,116
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended        Year ended         Year ended        Period ended
                                                           November 30,          May 31,            May 31,            May 31,
                                                             2001 (a)             2001               2000             1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $    10.80         $     9.90         $     9.91         $    10.00

      (Loss) income from investment operations
           Net investment income .......................          0.01               0.17               0.18               0.04
           Net realized and unrealized (loss) gain
               on investments ..........................         (0.13)              0.90              (0.01)             (0.09)
                                                            ----------         ----------         ----------         ----------

               Total from investment operations ........         (0.12)              1.07               0.17              (0.05)
                                                            ----------         ----------         ----------         ----------

      Distributions to shareholders from
           Net investment income .......................          0.00              (0.17)             (0.18)             (0.04)
                                                            ----------         ----------         ----------         ----------

Net asset value, end of period .........................    $    10.68         $    10.80         $     9.90         $     9.91
                                                            ==========         ==========         ==========         ==========

Total return ...........................................         (1.11)%            10.70 %             1.64 %            (0.45)%
                                                            ==========         ==========         ==========         ==========

Ratios/supplemental data
      Net assets, end of period ........................    $3,470,216         $3,164,763         $2,710,312         $  498,213
                                                            ==========         ==========         ==========         ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          3.30 %(c)          3.30 %             5.05 %            23.94 %(c)
           After expense reimbursements and waived fees           1.67 %(c)          0.26 %             0.00 %             0.00 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees         (1.47)%(c)         (1.47)%            (2.87)%           (22.69)%(c)
           After expense reimbursements and waived fees           0.16 %(c)          1.57 %             2.18 %             1.26 %(c)

      Portfolio turnover rate ..........................          3.86 %            15.46 %            41.69 %             7.04 %


(a)  Unaudited.

(b)  For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(c)  Annualized.







See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended        Year ended         Year ended        Period ended
                                                           November 30,          May 31,            May 31,            May 31,
                                                             2001 (a)             2001               2000             1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $    10.84         $     9.93         $     9.92         $    10.00

      (Loss) income from investment operations
           Net investment income .......................          0.00               0.13               0.12               0.02
           Net realized and unrealized (loss) gain
               on investments ..........................         (0.13)              0.91               0.01              (0.08)
                                                            ----------         ----------         ----------         ----------

               Total from investment operations ........         (0.13)              1.04               0.13              (0.06)
                                                            ----------         ----------         ----------         ----------

      Distributions to shareholders from
           Net investment income .......................          0.00              (0.13)             (0.12)             (0.02)
                                                            ----------         ----------         ----------         ----------

Net asset value, end of period .........................    $    10.71         $    10.84         $     9.93         $     9.92
                                                            ==========         ==========         ==========         ==========

Total return (d) .......................................         (1.20)%            10.41 %             1.36 %            (0.58)%
                                                            ==========         ==========         ==========         ==========

Ratios/supplemental data
      Net assets, end of period ........................    $1,634,587         $1,253,515         $  656,212         $       99
                                                            ==========         ==========         ==========         ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          3.52 %(c)          3.86 %             4.29 %            15.49 %(c)
           After expense reimbursements and waived fees           1.92 %(c)          0.68 %             0.25 %             0.00 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees         (1.72)%(c)         (1.97)%            (1.96)%           (14.68)%(c)
           After expense reimbursements and waived fees          (0.11)%(c)          1.21 %             2.08 %             0.81 %(c)

      Portfolio turnover rate ..........................          3.86 %            15.46 %            41.69 %             7.04 %

(a)  Unaudited.

(b)  For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(c)  Annualized.

(d)  Total return does not reflect payment of a sales charge.





See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                            Period ended         Year ended        Period ended
                                                                            November 30,           May 31,            May 31,
                                                                              2001 (a)              2001              2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................................        $    10.87          $     9.97          $    10.20

      (Loss) income from investment operations
           Net investment (loss) income .............................             (0.05)               0.06                0.04
           Net realized and unrealized (loss) gain on investments ...             (0.12)               0.90               (0.23)
                                                                             ----------          ----------          ----------

               Total from investment operations .....................             (0.17)               0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ....................................              0.00               (0.06)              (0.04)
                                                                             ----------          ----------          ----------

Net asset value, end of period ......................................         $   10.70          $    10.87          $     9.97
                                                                             ==========          ==========          ==========

Total return (d) ....................................................             (1.56)%              9.60 %             (1.85)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .....................................        $1,784,681          $1,796,569          $1,168,374
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ............              4.26 %(c)           4.33 %              4.09 %(c)
           After expense reimbursements and waived fees .............              2.66 %(c)           1.28 %              1.00 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ............             (2.47)%(c)          (2.50)%             (1.78)%(c)
           After expense reimbursements and waived fees .............             (0.87)%(c)           0.56 %              1.31 %(c)

      Portfolio turnover rate .......................................              3.86 %             15.46 %             41.69 %


(a)  Unaudited.

(b)  For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(c)  Annualized.

(d)  Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements                                                                           (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                            Period ended         Year ended        Period ended
                                                                            November 30,           May 31,            May 31,
                                                                              2001 (a)              2001              2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................             $   10.91          $     9.98          $    10.20

      (Loss) income from investment operations
           Net investment (loss) income .........................                 (0.04)               0.03                0.03
           Net realized and unrealized (loss) gain on investments                 (0.13)               0.93               (0.22)
                                                                             ----------          ----------          ----------

               Total from investment operations .................                 (0.17)               0.96               (0.19)
                                                                             ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ................................                  0.00               (0.03)              (0.03)
                                                                             ----------          ----------          ----------

Net asset value, end of period ..................................            $    10.74               10.91          $     9.98
                                                                             ==========          ==========          ==========

Total return (d) ................................................                 (1.56)%              9.64 %             (1.86)%
                                                                             ==========          ==========          ==========

Ratios/supplemental data
      Net assets, end of period .................................            $1,219,847          $  987,119          $  173,395
                                                                             ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........                  4.30 %(c)           4.44 %              4.07 %(c)
           After expense reimbursements and waived fees .........                  2.67 %(c)           1.41 %              1.00 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........                 (2.47)%(c)          (2.62)%             (1.77)%(c)
           After expense reimbursements and waived fees .........                 (0.84)%(c)           0.40 %              1.30 %(c)

      Portfolio turnover rate ...................................                  3.86 %             15.46 %             41.69 %

(a)  Unaudited.

(b)  For the period from November 16, 1999 (commencement of operations) to May 31, 2000.

(c)  Annualized.

(d)  Total return does not reflect payment of a sales charge.





See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.




                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001
                                   (Unaudited)



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.75% of the average daily net assets of the Fund's Class B and Class C Shares. The Advisor's agreement to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses was amended on April 26, 2001 to increase the expense limitation for the fiscal year ending May 31, 2002. This agreement became effective on August 1, 2001 and the current ratios per class are stated above. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $18,604 ($0.03 per share) and reimbursed $41,586 of the operating expenses incurred by the Fund for the period ended November 30, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001
                                   (Unaudited)



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended November 30, 2001, the Distributor retained sales charges in the amount of $5,305.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $1,717, $8,680, and $5,676, in distribution and service fees under the Plan with respect to Class B Shares, Class C Shares and Investor Class Shares, respectively, for the period ended November 30, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $254,267 and $492,156, respectively, for the period ended November 30, 2001.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust


























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.